Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
—
Note 15
Commitments and contingencies
Contingencies—Regulatory, Compliance and Legal
Regulatory
As a result of an internal investigation,

the Company self-reported

to the Securities and Exchange
Commission (SEC) and the Department

of Justice (DoJ) in the United

States as well as to the Serious

Fraud
Office (SFO) in the United Kingdom concerning

certain of its past dealings

with Unaoil and its subsidiaries,
including alleged improper

payments made by these entities to

third parties. In May 2020,

the SFO closed its
investigation, which it originally

announced in February 2017,

as the case did not meet the relevant

test for
prosecution and in December

2022 this matter was closed

without action by the DOJ as part

of the Kusile
settlement.
Based on findings during an

internal investigation, the Company

self-reported to the SEC and

the DoJ, in the
United States, to the Special Investigating

Unit (SIU) and the National

Prosecuting Authority (NPA) in South
Africa as well as to various authorities

in other countries potential

suspect payments and other

compliance
concerns in connection with some of

the Company’s dealings

with Eskom and related persons. Many of

those
parties have expressed an interest

in, or commenced an investigation

into, these matters and the Company

is
cooperating fully with them. The Company

paid $
104

million to Eskom in December

2020 as part of a full and
final settlement with Eskom and the SIU

relating to improper

payments and other compliance

issues
associated with the Controls and

Instrumentation Contract, and its

Variation Orders for Units 1 and 2 at
Kusile. The Company made a provision

of approximately $
325

million, which was recorded in

Other income
(expense), net, during the third quarter

of 2022. In December

2022, the Company settled with

the SEC and
DoJ as well as the authorities in South

Africa and Switzerland.

The matter is still pending

with the authorities
in Germany, but the Company does not believe that it

will need to record any additional

provisions for this
matter.
General
The Company is aware of proceedings,

or the threat of proceedings,

against it and others in respect of
private claims by customers and other

third parties with regard

to certain actual or alleged

anticompetitive
practices. Also, the Company is subject

to other claims and legal

proceedings, as well as investigations
carried out by various law enforcement

authorities. With respect to the above-mentioned

claims, regulatory
matters, and any related proceedings,

the Company will bear

the related costs, including costs

necessary to
resolve them.
Liabilities recognized
At December 31, 2022 and 2021,

the Company had aggregate

liabilities of $
86

million and $
104

million,
respectively, included in “Other provisions”

and “Other non
‑
current liabilities”, for the above regulatory,
compliance and legal

contingencies, and none of the individual

liabilities recognized was significant. As it is
not possible to make an informed

judgment on, or reasonably

predict, the outcome of certain matters

and as
it is not possible, based on information

currently available to management,

to estimate the maximum potential
liability on other matters, there

could be adverse outcomes

beyond the amounts accrued.
Guarantees
General
The following table provides quantitative

data regarding the Company’s third
‑
party guarantees. The maximum
potential payments represent a “worst
‑
case scenario”, and do

not reflect management’s expected outcomes.
Maximum potential payments (1)
December 31, ($ in millions) 2022 2021
Performance guarantees

4,300 4,540
Financial guarantees

96 52
Indemnification guarantees
(2)
— 136
Total 4,396 4,728
(1)

Maximum potential

payments

include amounts

in both continuing

and discontinued

operations.
(2)

Certain indemnifications

provided

to Hitachi

in connection

with the divestment

of Power Grids

are without

limit.
The carrying amount of liabilities

recorded in the Consolidated

Balance Sheets reflects the Company’s best
estimate of future payments, which

it may incur as part of fulfilling

its guarantee obligations. In respect

of the
above guarantees, the carrying amounts

of liabilities at December 31, 2022

and 2021, amounted to $
1

million
and $ 156

million, respectively, the majority of which in 2021 is included in discontinued operations.
The Company is party to various

guarantees providing financial

or performance assurances to certain

third
parties. These guarantees, which

have various maturities up to 2035,

mainly consist of performance
guarantees whereby (i) the Company

guarantees the performance

of a third party’s product or service
according to the terms of a contract and

(ii) as member of a consortium/joint

venture that includes third
parties, the Company guarantees not

only its own performance

but also the work of third parties.

Such
guarantees may include guarantees

that a project will be completed within

a specified time. If the third party
does not fulfill the obligation, the Company

will compensate the guaranteed

party in cash or in kind. The
original maturity dates for the

majority of these performance

guarantees range from
one

to
ten years .
In conjunction with the divestment of

the high
‑
voltage cable and cables

accessories businesses, the
Company has entered into various

performance guarantees

with other parties with respect

to certain liabilities
of the divested business. At December

31, 2022 and 2021, the maximum

potential payable under

these
guarantees amounts to $ 843

million and $
911

million, respectively, and these guarantees have various
maturities ranging from five

to
ten years .
The Company retained obligations

for financial, performance and

indemnification guarantees

related to the
sale of the Power Grids business

(see Note 3 for details). The performance

and financial guarantees
have
been indemnified by Hitachi

at the same proportion of its ownership

in Hitachi Energy Ltd, (increasing

from
80.1

percent at December 31, 2021,

to
100

percent at December 31, 2022).

These guarantees, which have
various maturities up to 2035, primarily

consist of bank guarantees,

standby letters of credit, business
performance guarantees and other

trade-related guarantees, the

majority of which have original

maturity
dates ranging from one

to
ten years
. The maximum amount payable

under these guarantees at
December 31, 2022 and 2021, is approximately

$
3.0

billion and $
3.2

billion, respectively. On completing the
sale of the Company’s remaining 19.9

percent interest in Hitachi

Energy to Hitachi, the Company

also settled
certain existing indemnification

guarantees that were due to be settled

concurrent with such transaction.

As a
result, in 2022, the Company recorded

$
136

million of cash outflows for the settlement

of these liabilities
(recorded in discontinued

operations).
Commercial commitments
In addition, in the normal course

of bidding for and executing

certain projects, the Company has

entered into
standby letters of credit, bid/performance

bonds and surety bonds (collectively

“performance bonds”) with
various financial institutions. Customers

can draw on such performance

bonds in the event that the Company
does not fulfill its contractual obligations.

The Company would then

have an obligation to reimburse

the
financial institution for amounts paid

under the performance

bonds. At December 31, 2022 and 2021,

the total
outstanding performance bonds

aggregated to $
2.9

billion and $
3.6

billion, respectively; of each of these
amounts, $ 0.1

billion relates to discontinued

operations. There have been

no significant amounts reimbursed
to financial institutions under these

types of arrangements in 2022 and

2021.
Product and order
‑
related contingencies
The Company calculates its provision

for product warranties based

on historical claims experience

and
specific review of certain contracts.
The reconciliation of the “Provisions

for warranties”, including

guarantees of product performance,

was as
follows:
($ in millions) 2022 2021 2020
Balance at January 1, 1,005 1,035 816
Net change in warranties

due to acquisitions,

divestments, spin-offs

and
liabilities held for sale
(1)
(24) 1 8
Claims paid in cash or

in kind

(157) (222) (209)
Net increase in provision

for changes in
estimates, warranties issued

and warranties expired

252 226 369
Exchange rate differences

(48) (35) 51
Balance at December 31, 1,028 1,005 1,035
(1)

Includes adjustments

to the

initial purchase

price allocation

recorded

during the

measurement

period.
In 2020, the Company determined

that the provision for a product warranty

related to a divested business
was no longer sufficient to cover expected

warranty costs in the remaining

warranty period. Due to an
unexpected level of product failure,

the previously estimated product

warranty provision was increased

by
$ 143

million during 2020. The corresponding

increase was included in “Cost of sales

of products”. As these
costs relate to a divested business, in

accordance with the definition

of the Company’s primary measure of
segment performance, Operational

EBITA (see Note 23),

the costs have been excluded

from this measure.
The warranty liability has been recorded

based on the information currently

available and is subject to change
in the future.
Related party transactions
The Company conducts business with

certain companies where

members of the Company’s Board

of
Directors or Executive Committee

act, or in recent years have

acted, as directors or senior executives.

The
Company’s Board of Directors has determined

that the Company’s business

relationships with those
companies do not constitute material

business relationships. This determination

was made in accordance
with the Company’s related party transaction

policy which was prepared

based on the Swiss Code of Best
Practice and the independence

criteria set forth in the corporate

governance rules of the New

York Stock
Exchange.